Financing Receivables - Schedule of Movement of Allowance For Financing Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement of Allowance For Financing Receivables [Abstract]
Balance at beginning of the year	¥ 119,185	¥ 51,858
Current year net provision	265,682	100,498
Write-off	(21,545)	(33,171)
Balance at end of the year	¥ 363,322	¥ 119,185